SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - Short term borrowings	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Guaranteed or collateralized	¥ 0
Interest expense due to related party	¥ 142,725	$ 20,690	¥ 193,442